Note 3 - Earnings Per Share - Weighted Average Shares Used in Basic and Dilutive Earnings Per Share Computations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net Income	$ 2,004,000	$ 1,467,000
Weighted average shares outstanding – basic (in shares)	1,923,491	1,857,457
Effect of dilutive common stock equivalents (in shares)	59,507	137,375
Adjusted weighted average shares outstanding – diluted (in shares)	1,982,998	1,994,832
Basic earnings per share (in dollars per share)	$ 1.04	$ 0.79
Diluted earnings per share (in dollars per share)	$ 1.01	$ 0.74